BANK BORROWINGS (Details Narrative)	Dec. 31, 2024 SGD ($)
Term Loan [Member]
Short-Term Debt [Line Items]
Unsecured borrowings	$ 500,000
Annual fixed interest rate	2.50%
Long term loan term	5 years
Mortgage Loan [Member]
Short-Term Debt [Line Items]
Long term loan term	27 years
Mortgage loan	$ 420,000
Annual variable interest rate	4.82%